Cash Balances and Statement of Cash Flows Reconciliation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash Balances and Statement of Cash Flows Reconciliation

10. Cash Balances and Statement of Cash Flows Reconciliation

The Company maintains its cash balances at financial institutions that are insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC provides coverage of up to $250,000 per depositor, per financial institution. At September 30, 2023, approximately $3.0 million of the Company’s cash balances were in excess of FDIC limits. The Company has not experienced any losses on these accounts and management does not believe that the Company is exposed to any significant risks.

Restricted cash consists primarily of deposits of cash collateral held in accordance with the terms of our corporate credit cards. Long-term restricted cash was recorded in other assets in the consolidated balance sheet.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash that sum to the total shown in the consolidated statements of cash flows:

(in thousands)	September 30, 2023	December 31, 2022
Cash and cash equivalents	$3,422	$17,208
Long-term restricted cash	200	200
Total cash, cash equivalents, and restricted cash shown on the consolidated statements of cash flows	$3,622	$17,408

13. Statement of Cash Flows Reconciliation

The following table provides a reconciliation of cash, cash equivalents, and restricted cash that sum to the total shown in the statements of cash flows:

(in thousands)	December 31, 2022	December 31, 2021
Cash and cash equivalents	$17,208	$24,545
Short-term restricted cash	-	47
Long-term restricted cash	200	150
Total cash and cash equivalent, and restricted cash shown on the statements of cash flows	$17,408	$24,742

Short-term and long-term restricted cash were recorded in prepaid expenses and other current assets, and other assets, respectively, in the consolidated balance sheet.